Note 18 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 2,657,540	$ 1,853,204
Liabilities, fair value	2,561,421	1,860,332
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	104,951	95,272
Liabilities, fair value	107,368	97,910
Other liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	146,249	130,657
Liabilities, fair value	146,249	130,657
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Total loans	88,581	271,523
Assets, fair value	88,581	271,523
Securities [member]
Statement Line Items [Line Items]
Total loans	141,564	0
Assets, fair value	141,564	0
Loans, net [member]
Statement Line Items [Line Items]
Total loans	2,992,678	2,103,050
Assets, fair value	2,963,676	2,118,636
Other assets [member]
Statement Line Items [Line Items]
Total loans	953	953
Assets, fair value	$ 953	$ 953